Touchstone US Large Cap Focused ETF Expense Example - Touchstone US Large Cap Focused ETF - Touchstone US Large Cap Focused ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	$ 1,377